Right-of-use assets - Net	9 Months Ended
Sep. 30, 2024
Disclosure of quantitative information about leases for lessee [abstract]
Right-of-use assets - Net

Note 7 - Right-of-use assets - Net:

The Company has signed various lease contracts used in its operations, including machinery, vehicles, other equipment and commercial premises. There are no future cash outflows derived from residual value guarantees, restrictions imposed by tenants on sale and leaseback transactions.

The average term of the lease contracts as of September 30, 2024 and December 31, 2023 was 5 to 20 years for buildings, 10 years for store equipment, and 8 years for transportation equipment. The Company applies the recognition exemptions with respect to “short-term leases” and “low-value asset leases”.

The right-of-use asset recognized in the interim condensed consolidated statement of financial position as of September 30, 2024 and the fiscal year ended on December 31, 2023, was as shown below.

	Building		Transportation equipment		Store equipment		Total
As of January 1, 2023	Ps.	4,472,888	Ps.	55,999	Ps.	167,572	Ps.	4,696,459
Additions		1,282,448		63,778		75,942		1,422,168
Depreciation		(553,468)		(20,693)		(23,870)		(598,031)
As of December 31, 2023	Ps.	5,201,868	Ps.	99,084	Ps.	219,644	Ps.	5,520,596
Additions		1,354,571		66,114		29,399		1,450,084
Write-offs		—		(1,462)		—		(1,462)
Depreciation		(432,802)		(27,049)		(21,393)		(481,244)
As of September 30, 2024	Ps.	6,123,637	Ps.	136,687	Ps.	227,650	Ps.	6,487,974

During the nine-month periods ended September 30, 2024 and 2023, the Company had expenses related to low-value leased assets and short-term leases included in sale and administrative expenses for an amount of Ps. 9,837 and Ps. 9,574 respectively. During the same periods, the Company did not have variable lease payments.

The Company had total cash outflows for leases in the nine-month periods ended September 30, 2024 and 2023, for an amount of Ps. 1,139,828 and Ps. 859,684, respectively.

For the nine-month periods ended September 30, 2024 and 2023, the Company recognized depreciation of the right-of-use asset in cost of sales for Ps. 87,549 and Ps. 63,627, respectively.

For the nine-month periods ended September 30, 2024 and 2023, the Company recognized depreciation of the right-of-use asset in sales expenses for Ps. 393,695 and Ps. 358,245, respectively.

The Company has several lease contracts that include extension and termination options. These options are negotiated by Management to provide flexibility in managing the leased-asset portfolio and align with the Group business needs. Management exercises significant judgement in determining whether these extension and termination options are reasonably certain to be exercised. As of September 30, 2024 and December 31, 2023, the Company considered all optional extensions that are enforceable in its lease contracts; therefore, there are no future cash outflows derived from extensions that are not planned to be exercised.